Leases (Details) - Schedule of Maturity Analysis of Lease Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Lease liabilities (including interest)	$ 16,420	$ 3,441
Less than one year [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Lease liabilities (including interest)	2,918	1,119
1 to 2 [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Lease liabilities (including interest)	3,045	907
2 to 3 [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Lease liabilities (including interest)	1,689	732
3 to 5 [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Lease liabilities (including interest)	2,009	$ 683
6 and thereafter [Member]
Schedule of Maturity Analysis of Lease Liabilities [Line Items]
Lease liabilities (including interest)	$ 6,759